As filed with the Securities and Exchange Commission on December 12, 2008
                                            1933 Act Registration No. 333-141757
                                             1940 Act Registration No. 811-09763
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                       POST-EFFECTIVE AMENDMENT NO. 5 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                             AMENDMENT NO. 101 /X/

               Lincoln New York Account N for Variable Annuities
                           (Exact Name of Registrant)

           Lincoln ChoicePlus Access, Lincoln ChoicePlus II Access, and Lincoln ChoicePlus Assurance (C Share)

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                              (Name of Depositor)

                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (315) 428-8400

                          Robert O. Sheppard, Esquire
                   Lincoln Life & Annuity Company of New York
                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
                    (Name and Address of Agent for Service)

                                    Copy to:
                          Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                             Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on December 15, 2008, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on ______________ pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                Lincoln New York Account N for Variable Annuities
                            Lincoln ChoicePlus Suite
                           Lincoln ChoicePlus II Suite
                       Lincoln ChoicePlus Assurance Suite
                            Lincoln ChoicePlus Design

    Supplement dated December 15, 2008 to the prospectus dated April 30, 2008

This supplement to the prospectus for your individual variable annuity contract outlines changes to certain provisions of the Lincoln Lifetime IncomeSM Advantage rider that is available for purchase with your contract. This supplement is for informational purposes and requires no action on your part. Please check with your registered representative to determine if the information in the supplement applies to you.

Lincoln Lifetime Income SM Advantage. Beginning December 15, 2008, purchasers of the Lincoln Lifetime IncomeSM Advantage rider will be subject to the changes outlined below. All other provisions detailed in your prospectus will remain in effect unless otherwise stated in this Supplement.

On or after December 15, 2008, the Lincoln Lifetime IncomeSM Advantage rider available for sale will operate exactly the same way as described in your prospectus except for the following:

o The Nursing Home Enhancement for the Maximum Annual Withdrawal amount feature will not be available.
o The Lincoln Lifetime IncomeSM Advantage Plus option will not be available for purchase.
o Upon death of the contractowner/annuitant the surviving spouse will no longer be allowed to use any left over Guaranteed Amount to establish the Guaranteed Income Benefit if the contract is continued and i4LIFE(R) Advantage is elected.
o The automatic termination provisions of the rider have changed.
o Contractowners who elect the rider will be subject to new Investment Requirements - Option 3.

Background. The Lincoln Lifetime IncomeSM Advantage rider provides a Guaranteed Amount from which a contractowner may take minimum guaranteed lifetime withdrawals regardless of investment performance provided certain conditions are met. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after issue) increased for subsequent purchase payments, step-ups and enhancements, and decreased by withdrawals.

Description of Changes. The following information describes changes that are incorporated into the Lincoln Lifetime IncomeSM Advantage rider:

Maximum Annual Withdrawal Amount. For contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after December 15, 2008, the Nursing Home Enhancement to the Maximum Annual Withdrawal amount feature will not be available. Refer to your prospectus for the provisions relating to Maximum Annual Withdrawal Amounts and Excess Withdrawals.

Lincoln Lifetime IncomeSM Advantage Plus. The Lincoln Lifetime IncomeSM Advantage Plus option described in the April 30, 2008 prospectus which provides the ability to surrender your contract after the seventh anniversary and receive an amount equal to the excess of the Guaranteed Amount over the current contract value will not be available.

Death Prior to the Annuity Commencement Date. Effective December 15, 2008, the second paragraph of this section is replaced with the following paragraph:

Upon the death of the contractowner/annuitant, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death) if in effect. If the beneficiary elects to continue the contract after the death of the contractowner/annuitant (through a separate provision of the contract), the beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.

Lincoln Lifetime IncomeSM Advantage General Provisions - Termination. Effective December 15, 2008, the automatic termination provision of your Lincoln Lifetime IncomeSM Advantage rider will change, and the Rider will automatically terminate under the following circumstances:

o On the annuity commencement date (except payments under the Maximum Annual Withdrawal Annuity Payment Option will continue if applicable);
o if the contractowner or annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral;
o on the date the contractowner is changed pursuant to an enforceable divorce agreement or decree;
o upon the death of the annuitant;
o when the Maximum Annual Withdrawal amount is reduced to zero; or
o upon termination of the underlying annuity contract.

 Investment Requirements - Option 3. Contractowners who have elected the Lincoln Lifetime IncomeSM Advantage on or after December 15, 2008, will be subject to Investment Requirements - Option 3 on the investments in their contracts. These Investment Requirements are different from the Investment Requirements - Option 1 and Investment Requirements - Option 2 that apply to purchases of other optional riders. Contractowners with an active Lincoln Lifetime IncomeSM Advantage who terminate Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE
(R) Advantage with the Lincoln Lifetime IncomeSM Advantage Guaranteed Income Benefit are also subject to Investment Requirements - Option 3. We have divided the subaccounts of your contract into two groups. We will specify the minimum or maximum percentages of your contract value that must be in each group at the time you purchase the Rider. In addition, you may allocate your contract value and purchase payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase this Rider. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

You can select the percentages of contract value to allocate to individual funds within each group, but the total investment for all funds in a group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.


At this time, the subaccount groups are as follows:

Group 1                                                                                             Group 2
Investments must be at least 30%                                               Investments cannot exceed 70%
--------------------------------                                               -----------------------------
1. American Century VIP Inflation                    All other investment options except as discussed below.
   Protection Fund
2. Delaware VIP High Yield Series
3. LVIP Delaware Bond Fund
4. Delaware VIP Capital Reserves Series
5. VIP Diversified Income Series
6. FTVIPT Templeton Global Income Securities Fund
7. LVIP SSgA Bond Index Fund

To satisfy the Investment Requirements of Lincoln Lifetime IncomeSM Advantage, you may allocate 100% of your contract value among the MFS VIT Total Return Fund, the FTVIPT Franklin Income Securities Fund, the LVIP Wilshire Profile 2010 Fund, the LVIP Wilshire Profile 2020 Fund, the LVIP Wilshire Profile 2030 Fund, the LVIP Wilshire Profile 2040 Fund, the LVIP Wilshire Conservative Profile Fund, the LVIP Wilshire Moderate Profile Fund or the LVIP Wilshire Moderately Aggressive Profile Fund. If you allocate less than 100% of contract value to or among the MFS VIT Total Return Fund, the FTVIPT Franklin Income Securities Fund or the LVIP Wilshire Profile Funds, then these funds will be considered as part of Group 2 above and you will be subject to the Group 2 restrictions. In addition, you can allocate 100% of your contract value to the Founding Investment Strategy (FTVIPT Franklin Income Securities Fund 34%, LVIP Templeton Growth Fund 33% and FTVIPT Mutual Shares Securities Fund 33%). The LVIP SSgA Emerging Markets 100 Fund and the fixed accounts are not available with Lincoln Lifetime IncomeSM Advantage except for dollar cost averaging. See The Contracts
- Investment Requirements in your prospectus for a complete description of the Investment Requirements.

To satisfy the Investment Requirements of Lincoln Lifetime IncomeSM Advantage, contract value may be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the contract value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and the Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1 or Group 2 subaccounts as described above.


               Please keep this Supplement for future reference.

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                Lincoln Life & Annuity Variable Annuity Account H
                              American Legacy Suite

                Lincoln New York Account N for Variable Annuities
                            Lincoln ChoicePlus Suite
                           Lincoln ChoicePlus II Suite
                       Lincoln ChoicePlus Assurance Suite
                            Lincoln ChoicePlus Design

              Supplement dated December 15, 2008 to the prospectus
                     dated April 30, 2008, as supplemented

This supplement to the prospectus for your individual variable annuity contract outlines changes to certain provisions of the Guaranteed Income Benefit that is available for purchase with your contract. This supplement is for informational purposes and requires no action on your part. Please check with your registered representative to determine if the information in the supplement applies to you.

            New Versions of i4LIFE(R) Guaranteed Income Benefit and Lincoln Lifetime IncomeSM Advantage Guaranteed Income Benefit

i4LIFE(R) Guaranteed Income Benefit (Version 3). Beginning December 15, 2008 or when approved by your state, a new version of the i4LIFE(R) Guaranteed Income Benefit (Version 3) will be in effect for contractowners who purchase i4LIFE(R) Advantage on or after that date. The prior version of the i4LIFE(R) Guaranteed Income Benefit (Version 2) will not be available for purchase with i4LIFE(R) Advantage elections on or after December 15, 2008 or when approved by your state.

New Version of Lincoln Lifetime IncomeSM Advantage Guaranteed Income Benefit. Beginning December 15, 2008 or when approved by your state, the new version of the Lincoln Lifetime IncomeSM Advantage Guaranteed Income Benefit will be the only version of Guaranteed Income Benefit available to contractowners who decide to drop Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE(R) Advantage with the Guaranteed Income Benefit (referred to in some products as the Lincoln Lifetime IncomeSM Advantage Guaranteed Income Benefit). Please consult with your registered representative or your prospectus for availability of these new versions.

Background. i4LIFE(R) Advantage is an optional annuity payout rider that provides periodic variable lifetime income payments, a death benefit, and the ability to make withdrawals during a defined period of time. These payouts are made during an Access Period (as elected by the contractowner) during which the contract owner has access to the Account Value. At the end of the Access Period, the contractowner will receive lifetime payouts during the Lifetime Income Period.

A Guaranteed Income Benefit is available for purchase in conjunction with i4LIFE(R) Advantage. The Guaranteed Income Benefit provides a minimum payout floor for the i4LIFE(R) Advantage regular income payments, based on the contract value at the time the benefit is elected. The Guaranteed Income Benefit ensures that the regular income payments will never be less than the minimum payout floor, regardless of the investment performance of the contract.

The Lincoln Lifetime IncomeSM Advantage rider provides a Guaranteed Amount from which a contractowner may take minimum guaranteed lifetime withdrawals regardless of investment performance provided certain conditions are met. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after issue) increased for subsequent purchase payments, step-ups and enhancements, and decreased by withdrawals.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to drop Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE(R) Advantage if i4LIFE(R) Advantage will provide a higher payout amount. The contractowner may use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under i4LIFE(R) Advantage. This is called the Lincoln Lifetime IncomeSM Advantage Guaranteed Income Benefit. The features of the Lincoln Lifetime IncomeSM Advantage Guaranteed Income Benefit are identical to those described in the section titled The Contracts - Guaranteed Income Benefit with i4LIFE(R) Advantage of your prospectus, unless specified otherwise.

Description of Changes. All terms and features of the Guaranteed Income Benefit (Version 3) are the same as for the prior version, other than as follows:

Annual Step-Up. The Guaranteed Income Benefit (Version 3) will automatically step-up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every periodic income commencement date anniversary during a 5-year step-up period. At the end of a 5-year step-up period, you may elect a new 5-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you. See The Contracts - Guaranteed Income Benefit with i4LIFE(R) Advantage in your prospectus.

Potential for Increase in Charge. The percentage charge for the i4LIFE(R) Guaranteed Income Benefit (Version 3) and for the new version of the Lincoln Lifetime IncomeSM Advantage Guaranteed Income Benefit will not change unless you elect additional 5-year step-up periods during which the Guaranteed Income Benefit is stepped up to 75% of the current regular income payment. At the time you elect a new 5-year period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value. i4LIFE(R) Advantage charges are in addition to the Guaranteed Income Benefit charges.

If we automatically administered a new 5-year step-up period for you and your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary. If we receive this notice, we will decrease your Guaranteed Income Benefit and percentage charge to the amounts they were before the step-up occurred. Increased fees collected during the 30-day period will be refunded into your contract. You will have no more annual step-ups unless you notify us that you wish to start a new 5-year step-up period. See Charges and Other Deductions - Rider Charges in your prospectuses.

Investment Restrictions. Contractowners who purchase i4LIFE(R) Advantage with the i4LIFE(R) Guaranteed Income Benefit (Version 3) as well as all contractowners of the Lincoln Lifetime IncomeSM Advantage Guaranteed Income Benefit will be subject to Investment Requirements Option 3 as set forth in the prospectus Supplement dated December 15, 2008. Investment Requirements limit how much you can invest in certain subaccounts of your contract. We have divided the subaccounts of your contract into two groups and have specified the minimum or maximum percentages of contract value that must be in each group at the time you purchase the rider. You can select the percentages of contract value to allocate to individual funds within each group, but the total investment for all funds within the group must comply with the specified minimum or maximum percentages for that group. Certain investment options are not available to you if you purchase this rider. See The Contracts - Investment Requirements in your prospectus and the prospectus Supplement dated December 15, 2008 for a complete description of the Investment Requirements.

Impact of Changes: The Annual Step-Up allows the Guaranteed Income Benefit to increase, based on investment gains in the contract on an annual basis, rather than having to wait for three years under the prior version. In addition, this option provides more opportunities for the step up to occur. The disadvantage is that the charge has the potential to increase every fifth year, as opposed to being locked in for a 15 year period.

Pleaserefer to your prospectus for a complete description of all the riders discussed in this Supplement.

               Please keep this supplement for future reference.

                                     PART A

The prospectuses for the ChoicePlus Access, ChoicePlus II Access and ChoicePlus Assurance (C Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-141757) filed on April 15, 2008.

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                Lincoln New York Account N for Variable Annuities


                    Supplement dated December 15, 2008 to the
            Statement of Additional Information dated April 30, 2008


Financial Statements. The following information is an update to the December 31, 2007 financial statements of Lincoln New York and the VAA which appear in the Statement of Additional Information dated April 30, 2008.

Subsequent to December 31, 2007, our total stockholder's equity has declined, due primarily to declines in the market values of our available-for-sale securities caused primarily by the combination of reduced liquidity in all market segments, deterioration in credit fundamentals and widening spreads. The net assets of the variable annuity account have also declined primarily due to the market conditions described above.

                                     PART B

The Statements of Additional Information for the ChoicePlus Access, ChoicePlus II Access and ChoicePlus Assurance (C Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-141757) filed on April 15, 2008.

               Lincoln New York Account N for Variable Annuities

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-141757) filed on April 15, 2008.

     2. Part B

     The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-141757) filed on April 15, 2008.

     Statement of Assets and Liabilities - December 31, 2007
     Statement of Operations - Year ended December 31, 2007
     Statements of Changes in Net Assets - Years ended December 31, 2007 and
     2006
     Notes to Financial Statements - December 31, 2007
     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following financial statements for Lincoln Life & Annuity Company of New York are incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-141757) filed on April 15, 2008.

     Balance Sheets - December 31, 2007 and 2006
     Statements of Income - Years ended December 31, 2007, 2006, and 2005 Statements of Shareholder's Equity - Years ended December 31, 2007, 2006, and 2005
     Statements of Cash Flows - Years ended December 31, 2007, 2006, and 2005 Notes to Financial Statements - December 31, 2007
     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

   (1) (a) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

     (b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

     (c) Amendment No. 2 to that Certain Memorandum incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-37982 filed on September 8, 2000.

   (2) Not Applicable

   (3) (a) Principal Underwriting Agreement dated May 1, 2007 between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1
       (File No. 333-145531) filed on November 16, 2007.

     (b) Standard Selling Group Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.

     (c) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.

     (d) ChoicePlus Selling Agreement NY incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.

   (4) (a) ChoicePlus Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-37982) filed on April 18, 2001.

     (b) ChoicePlus II Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-37982) filed on April 16, 2002.

     (c) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-37982) filed on April 22, 2003.

     (d) Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-37982) filed on April 22, 2003.

     (e) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2003.

     (f) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2003.

     (g) Variable Annuity Rider (32793-NY) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-37982) filed on September
     23, 2003.

     (h) ChoicePlus II Variable Annuity Contract (30070 BNYC 5/03) (NYCNTRTC) incorporated herein by reference to Post-Effective Amendment No. 7 (File
     No. 333-37982) filed on April 22, 2004.

     (i) ChoicePlus II Contract Specifications (CD NY CP2C 5/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.

     (j) ChoicePlus II Assurance (C Share) Contract Specs (CDNYCPAC) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.

     (k) Form of Variable Annuity Rider (32793HWM-B-NB-NY 4/04) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-93875) filed on December 20, 2004.

     (l) Form of Contract Specifications Page for Account Value Death Benefit (CDNYCPAC 6/05) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

     (m) Form of Variable Annuity Income Rider for GIB (I4LA-NQ-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 9
     (File No. 37982) filed on April 22, 2005.

     (n) Form of Variable Annuity Income Rider for GIB (I4LA-Q-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

     (o) Form of Contract Benefit Data for GIB - ChoicePlus Access (CBNY-CP1C-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

     (p) Form of Contract Benefit Data for GIB - ChoicePlus II Access (CBNY-CP2C-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

     (q) Form of Contract Benefit Data for GIB - Assurance (CBNY-CPAC-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

     (r) Form of Contract Benefit Data for GIB - ChoicePlus Access (CBNY-CP1C-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

     (s) Form of Contract Benefit Data for GIB - ChoicePlus II Access (CBNY-CP2C-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

     (t) Form of Contract Benefit Data for GIB - Assurance (CBNY-CPAC-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9
     (File No. 37982) filed on April 22, 2005.

     (u) Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File 333-36304) filed on August 8, 2001.

     (v) Form of Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

     (w) Form of Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

     (x) Form of Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

     (y) Form of Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

     (z) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

     (aa) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

     (bb) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

     (cc) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

     (dd) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

     (ee) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

     (ff) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

     (gg) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

     (gg) Variable Annuity Rider (32793 7/06 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-36316) filed on November 7, 2006.

     (hh) Variable Annuity Death Benefit Rider (DB-1 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

     (ii) Variable Annuity Death Benefit Rider (DB-2 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

     (jj) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

     (kk) Variable Annuity Death Benefit Rider (DB-6 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

     (ll) Variable Annuity Death Benefit Rider (DB-9 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

     (mm) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

   (5) (a) ChoicePlus Access Application incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-37982) filed on April 18,
      2001.

     (b) ChoicePlus II Access Application incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.

     (c) ChoicePlus Assurance (C Share) Application (CPAC-NY 11/07) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-141757) filed on April 15, 2008.

   (6) Articles of Incorporation and By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 033-77496) filed on April 2, 2007.

   (7) Automatic Indemnity Reinsurance Agreement dated December 31, 2007 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-145531) filed on April 9, 2008.

   (8) (a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

     (b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:

       (i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.

       (ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.

       (iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769)
       filed on April 2, 2008.

       (iv) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.

       (v) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.

       (vi) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.

       (vii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.

           (1) Amendment dated April 17, 2007 to Participation Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

       (viii) DWS Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.

           (1) Amendment dated October 16, 2007 incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-141752) filed on December 12, 2008.

       (ix) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.

       (x) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.

       (xi) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.

       (xii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.

       (xiii) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.

     (c) Rule 22c-2 Agreements between Lincoln Life & Annuity Company of New York and:

     (i) American Century Investments Variable Products incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (iii) Delaware VIP Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

     (iv) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (v) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

     (vi) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on
        May 29, 208.

     (vii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

     (viii) Neuberger Berman Advisers Management Trust incorporate herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (ix) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (x) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-141752) filed on December 12, 2008.

     (xi) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-141752) filed on December 12, 2008.

   (9) (b) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued (ChoicePlus Access) incorporated herein to Registration Statement on Form N-4 (File No. 333-141757) filed on April 2, 2007.

   (b) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued (ChoicePlus II Access) incorporated herein to Registration Statement on Form N-4 (File No. 333-141757) filed on April 2, 2007.

   (c) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued (ChoicePlus Assurance C Share) incorporated herein to Registration Statement on Form N-4 (File No. 333-141757) filed on April 2, 2007.

   (10) (a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

     (b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

   (11) Not Applicable

   (12) Not Applicable

   (13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 333-61554) filed on October 24, 2008

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln New York Account N for Variable Annuities as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name                                Positions and Offices with Depositor
---------------------------------   ------------------------------------------------------------
J. Patrick Barrett                  Director
4605 Watergap
Manlius, NY 13104

Michael J. Burns*****               Senior Vice President

Charles C. Cornelio*****            Senior Vice President and Director

Frederick J. Crawford******         Senior Vice President, Chief Financial Officer and Director

Robert W. Dineen***                 Director

Larry A. Samplatsky****             Vice President and Chief Compliance Officer

Dennis R. Glass******               President and Director

George W. Henderson, III            Director
Granville Capital
300 N. Greene Street
Greensboro, NC 27401

Mark E. Konen*****                  Senior Vice President and Director

M. Leanne Lachman                   Director
870 United Nations, Plaza, #19-E
New York, NY 10017

Louis G. Marcoccia                  Director
Senior Vice President
Syracuse University
Crouse-Hinds Hall, Suite 620
900 S. Crouse Ave.
Syracuse, NY 13244

Patrick S. Pittard                  Director
20 Cates Ridge
Atlanta, GA 30327

Dennis L. Schoff******              Director

Robert O. Sheppard*                 Second Vice President and General Counsel

Michael S. Smith***                 Assistant Vice President and Director

Rise' C.M. Taylor**                 Vice President and Treasurer

C. Suzanne Womack ******            Second Vice President and Secretary

     * Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202
    ** Principal business address is 1300 South Clinton Street, Fort Wayne,
        Indiana 46802
   *** Principal business address is Center Square West Tower, 1500 Market
        Street, Suite 2900, Philadelphia, PA 19102
  **** Principal business address is 350 Church Street, Hartford, CT 06103 ***** Principal business address is 100 N. Greene Street, Greensboro, NC
        27401
****** Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of November 30, 2008 there were 6,697 contract owners under Account N.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

     Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:


Name                        Positions and Offices with Underwriter
-------------------------   --------------------------------------------
Dennis R. Glass*            Interim President and Director
David M. Kittredge*         Senior Vice President
Randal J. Freitag*          Vice President and Treasurer
Patrick J. Caulfield**      Vice President and Chief Compliance Officer
Frederick J. Crawford**     Director
Dennis R. Glass*            Director
Keith J. Ryan***            Vice President, Chief Financial Officer
Marilyn K. Ondecker***      Secretary

    * Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087
   ** Principal Business address is 350 Church Street, Hartford, CT 06103
  *** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Mellon Bank, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.


Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional
      Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

   (d) Lincoln New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln New York.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
      (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration
    Statement and has caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 12th day of December, 2008.


      Lincoln New York Account N for Variable Annuities (Registrant)
      Lincoln ChoicePlus Access, Lincoln ChoicePlus II Access,
      and Lincoln ChoicePlus Assurance (C Share)
      By:   /s/Robert L. Grubka
            ------------------------------------
            Robert L. Grubka
            Second Vice President, Lincoln Life & Annuity Company of
            New York
            (Title)

      LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
      (Depositor)
      By:   /s/Brian A. Kroll
            ------------------------------------
            Brian A. Kroll
            Assistant Vice President, Lincoln Life & Annuity Company of
            New York
            (Title)


(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on December 12, 2008.


Signature                        Title
*                                President and Director
------------------------------   (Principal Executive Officer)
Dennis R. Glass
*                                Senior Vice President, Chief Financial Officer and Director
------------------------------   (Principal Financial Officer)
Frederick J. Crawford
*                                Director
------------------------------
J. Patrick Barrett
*                                Senior Vice President
------------------------------
Michael J. Burns
*                                Senior Vice President and Director
------------------------------
Charles C. Cornelio
*                                Director
------------------------------
Robert W. Dineen
*                                Director
------------------------------
George W. Henderson, III
*                                Senior Vice President and Director
------------------------------
Mark E. Konen
*                                Director
------------------------------
M. Leanne Lachman
*                                Director
------------------------------
Louis G. Marcoccia
*                                Director
------------------------------
Patrick S. Pittard
*                                Director
------------------------------
Dennis L. Schoff
*                                Assistant Vice President and Director
------------------------------
Michael S. Smith

*By:/s/Robert L. Grubka          Pursuant to a Power of Attorney
 ---------------------------
  Robert L. Grubka